Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current
Cash and cash equivalents	$ 411,223	$ 2,312,279
Accounts receivable	653,445	637,845
Income tax receivable	0	753,223
Prepaid expenses	183,966	708,100
Inventory	3,980,243	5,206,129
Total current assets	5,228,877	9,617,576
Deposit	0	3,763
Property, plant and equipment	2,991,546	3,194,492
Intangible assets	944,776	234,313
Total assets	9,165,199	13,050,144
Current Liabilities
Accounts payable and accrued liabilities	878,699	271,600
Income tax payable	721,267	834,167
Total current liabilities	1,599,966	1,105,767
Deferred tax liability	0	172,433
Total liabilities	1,599,966	1,278,200
Stockholders Equity
Capital stock	23,231,252	22,829,820
Obligation to Issue Shares	131,527	192,946
Reserves	3,490,526	3,021,339
Deficit	(19,288,072)	(14,272,161)
Stockholders' equity	7,565,233	11,771,944
Total liabilities and stockholders' equity	$ 9,165,199	$ 13,050,144